Note 17 - Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		$ (4,147)	[1]	$ (3,066)
Recognised in profit or loss		(5,796)		(5,671)
Foreign exchange movement		2,103		4,590
Deferred tax assets (liabilities)	[1]	(7,840)		(4,147)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(5,380)		(4,117)
Recognised in profit or loss		(6,439)		(7,174)
Foreign exchange movement		2,491		5,911
Deferred tax assets (liabilities)		(9,328)		(5,380)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(29)		(78)
Recognised in profit or loss		(31)		(21)
Foreign exchange movement		13		70
Deferred tax assets (liabilities)		(47)		(29)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		13		22
Recognised in profit or loss		3		14
Foreign exchange movement		(13)		(23)
Deferred tax assets (liabilities)		3		13
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(3)		(4)
Recognised in profit or loss		(8)		0
Foreign exchange movement		1		1
Deferred tax assets (liabilities)		(10)		(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		530		309
Recognised in profit or loss		344		742
Foreign exchange movement		(375)		(521)
Deferred tax assets (liabilities)		499		530
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		639		739
Recognised in profit or loss		235		674
Foreign exchange movement		115		(774)
Deferred tax assets (liabilities)		989		639
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		8		5
Recognised in profit or loss		(8)		3
Foreign exchange movement		0		0
Deferred tax assets (liabilities)		0		8
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		60		58
Recognised in profit or loss		123		76
Foreign exchange movement		(129)		(74)
Deferred tax assets (liabilities)		54		60
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		15		0
Recognised in profit or loss		(15)		15
Foreign exchange movement		0		0
Deferred tax assets (liabilities)		$ 0		$ 15

[1]	The net deferred tax liability consists of a deferred tax asset of $194 (2020: $87, January 1, 2020: $63) from the South African operation and a net deferred tax liability of $8,034 (2020: $4,234, January 1, 2020: $3,129) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.